Notes Receivable from Participants (Details) - EBP 002 $ in Thousands	Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50
Minimum
EBP, Description of Plan [Line Items]
Note Receivable From Participant, Term	1 year
Maximum
EBP, Description of Plan [Line Items]
Note Receivable From Participant, Term	4 years